Investor Class Shares | T. Rowe Price Emerging Markets Corporate Bond Fund
SUMMARY T. Rowe Price Emerging Markets Corporate Bond Fund
Investment Objective
The fund seeks to provide high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class Shares T. Rowe Price Emerging Markets Corporate Bond Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Shares T. Rowe Price Emerging Markets Corporate Bond Fund
Management fees		0.79%
Distribution and service (12b-1) fees		none
Other expenses		0.66%
Total annual fund operating expenses		1.45%
Fee waiver/expense reimbursement	[1]	(0.30%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.15%
[1]	T. Rowe Price Associates, Inc. has agreed (through April 30, 2015) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 1.15%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.15%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.15% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class Shares T. Rowe Price Emerging Markets Corporate Bond Fund	117	429	764	1,709

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 70.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are issued by companies that are located or listed in, or conduct the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East.

While it is expected that the securities held by the fund will primarily be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The fund does not generally attempt to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar. Although the fund expects to generally maintain an intermediate-term weighted average maturity (between three and ten years), there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Most of the fund’s investments are expected to be rated below investment-grade (BB or lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price. However, the fund may purchase bonds of any credit quality and there are no overall limits on the fund’s holdings that are unrated or rated below investment-grade. Investments in below investment-grade corporate bonds, also known as “junk” bonds, should be considered speculative.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries or sectors.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Although the fund primarily invests in U.S. dollar-denominated bonds of emerging markets issuers, the fund may invest in securities issued in foreign currencies and is therefore subject to the risk that it could experience losses based solely on the weakness of those foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies and governments in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.
Emerging Markets Corporate Bond Fund Calendar Year Return

	Quarter Ended	Total Return
Best Quarter	12/31/13	1.88%
Worst Quarter	6/30/13	-5.33%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2013
Average Annual Total Returns Investor Class Shares	1 Year	Since inception		Inception Date
T. Rowe Price Emerging Markets Corporate Bond Fund	(1.72%)	6.27%		May 24, 2012
T. Rowe Price Emerging Markets Corporate Bond Fund Returns after taxes on distributions	(3.50%)	4.43%		May 24, 2012
T. Rowe Price Emerging Markets Corporate Bond Fund Returns after taxes on distributions and sale of fund shares	(0.97%)	4.05%		May 24, 2012
T. Rowe Price Emerging Markets Corporate Bond Fund J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (reflects no deduction for fees, expenses, or taxes)	(0.60%)	5.61%
T. Rowe Price Emerging Markets Corporate Bond Fund Lipper Emerging Market Hard Currency Debt Funds Average	(5.83%)	4.58%	[1]	May 31, 2012
[1]	Returns as of 5/31/12.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.